Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Abstract - Other assets
Tax and contributions to be offset against future amounts payable	R$ 630,457	R$ 327,585
Prepaid expenses	505,127	351,627
Sundry debtors	267,636	171,143
Transactions amount to settle	216,790	189,019
Commissions and bonus receivable	211,871	226,520
Assets that entity continues to recognise to extent of continuing involvement	115,243	55,659
Amount receivable from the sale of non-controlling interest in a subsidiary	83,194	109,682
Agreements on sales of properties receivable	54,582	45,961
Pending settlements	49,342	148,613
Advanced Payment to Third Parties	23,369	29,690
Early settlement of credit operations	4,039	79,278
Other Amounts	324,495	390,454
Total	R$ 2,486,145	R$ 2,125,231